Shareholders' Equity (Details) - Schedule of outstanding options granted	12 Months Ended
Dec. 31, 2021 $ / shares shares
Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	464,201
Options exercisable	353,532
Warrant [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	218,521
Options exercisable	218,521
October 2013 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,719
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.06
Options exercisable	5,719
Exercisable	October 2023
September 2014 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,719
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.06
Options exercisable	5,719
Exercisable	September 2024
April 2016 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,975
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.1
Options exercisable	5,975
Exercisable	April 2026
December 2016 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	7,170
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.93
Options exercisable	7,170
Exercisable	December 2026
June 2017 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	197,722
Average Exercise price per share (in Dollars per share) | $ / shares	$ 4.1
Options exercisable	177,346
Exercisable	June 2027
November 2017 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	17,925
Average Exercise price per share (in Dollars per share) | $ / shares	$ 7.7
Options exercisable	17,925
Exercisable	November 2027
August 2019 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	71,700
Average Exercise price per share (in Dollars per share) | $ / shares	$ 8.18
Options exercisable	70,199
Exercisable	August 2029
August 2019 [Member] | Warrant [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	200,596
Average Exercise price per share (in Dollars per share) | $ / shares	$ 15.95
Options exercisable	200,596
Exercisable	August 2023
June 2020 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	64,530
Average Exercise price per share (in Dollars per share) | $ / shares	$ 6.62
Options exercisable	32,112
Exercisable	June 2030
April 2021 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	62,741
Average Exercise price per share (in Dollars per share) | $ / shares	$ 9.57
Options exercisable	31,367
Exercisable	April 2031
August 2021 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	15,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 8.13
Options exercisable
Exercisable	August 2031
December 2021 [Member] | Option [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	10,000
Average Exercise price per share (in Dollars per share) | $ / shares	$ 6.8
Options exercisable
Exercisable	December 2031
September 2020 [Member] | Warrant [Member]
Shareholders' Equity (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	17,925
Average Exercise price per share (in Dollars per share) | $ / shares	$ 16
Options exercisable	17,925
Exercisable	September 2024